Share-based Payment - Schedule of Warrant Activity (Detail) - Warrants [member]	9 Months Ended
Sep. 30, 2026 € / shares
Disclosure Of Warrant Activity [line items]
Beginning balance	5,222,591
Granted during the period	230,170
Exercised during the period	(787,517)
Forfeited during the period	(93,332)
Expired during the period	(645)
Ending balance	4,571,267
Vested at the balance sheet date	3,873,334
Beginning balance	€ 103.24
Granted during the period	204.65
Exercised during the period	94.58
Forfeited during the period	137.43
Expired during the period	12.33
Ending balance	109.21
Vested at the balance sheet date	€ 100.18